Risks and Financial Instruments	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Risks and Financial Instruments

33. Risks and financial instruments

a. Risk management and financial instruments – governance

The main risks to which the Company and its subsidiaries are exposed reflect strategic/operational and economic/financial aspects. Operational/strategic risks (including, but not limited to, demand behavior, competition, technological innovation, and material changes in the industry structure) are addressed by the Company’s management model. Economic/financial risks primarily reflect default of customers, behavior of macroeconomic variables, such as exchange and interest rates, as well as the characteristics of the financial instruments used by the Company and its subsidiaries and their counterparties. These risks are managed through control policies, specific strategies, and the establishment of limits.

The Company has a policy for the management of resources, financial instruments, and risks approved by its Company’s Board of Directors (“Policy”). In accordance with the Policy, the main objectives of financial management are to preserve the value and liquidity of financial assets and ensure financial resources for the development of the business, including expansions. The main financial risks considered in the Policy are market risks (currencies, interest rates and commodities), liquidity and credit. The governance of the management of financial risks follows the segregation of duties below:

The execution of the Policy has done by corporate financial board, through its treasury department, with the assistance of the accounting, legal and tax departments.

The monitoring of compliance of the Policy and possible issues is the responsibility of the Risk and Investment Committee, (“Committee”), which is composed of CFO, Treasury Director, Controller and other directors designated by the CFO and which meet quarterly. The monthly monitoring of Policy standards is responsibility of the CFO.

Approval of the Policy and the periodic assessment of Company exposure to financial risks are subject to the approval of the Company’s Board of Directors of Ultrapar.

The Audit and Risks Committee advises the Company’s Board of Directors in the assessment of controls, management and exposure of financial risks and revision of Policy. The Risk, Compliance and Audit board monitors of standards compliance of the Policy and reports to the Audit and Risks Committee the risks exposure and compliance or noncompliance of the Policy.

b. Currency risk

Most transactions of the Company, through its subsidiaries, are located in Brazil and therefore, the reference currency for risk management is the Brazilian Real. Currency risk management is guided by neutrality of currency exposures and considers the risks of the Company and its subsidiaries and their exposure to changes in exchange rates. The Company considers as its main currency exposures the changes in assets and liabilities in foreign currency.

The Company and its subsidiaries use exchange rate hedging instruments (especially between the Brazilian Real and the U.S. dollar) available in the financial market to protect their assets, liabilities, receipts, and disbursements in foreign currency and net investments in foreign operations. Hedge is used in order to reduce the effects of changes in exchange rates on the Company´s income and cash flows in Brazilian Reais within the exposure limits under its Policy. Such foreign exchange hedging instruments have amounts, periods, and rates substantially equivalent to those of assets, liabilities, receipts, and disbursements in foreign currencies to which they are related.

Assets and liabilities in foreign currencies are stated below, translated into Brazilian Reais:

b.1 Assets and liabilities in foreign currencies

	12/31/2021	12/31/2020
Assets in foreign currency
Cash, cash equivalents and financial investments in foreign currency (except hedging instruments)	122,242	1,413,276
Foreign trade receivables, net of loss allowance for expected credit losses and advances to foreign customers	1,324	307,829
Other assets	186,548	1,767,626
Asset exposure from subsidiaries held for sale	3,839,194	-
	4,149,308	3,488,731
Liabilities in foreign currency
Financing in foreign currency, gross of transaction costs and discount	(8,860,833)	(9,246,707)
Payables arising from imports, net of advances to foreign suppliers	(649,107)	(633,013)
Liabilities exposure from subsidiaries held for sale	(884,402)	-
	(10,394,342)	(9,879,720)
Foreign currency hedging instruments	2,933,572	4,837,554
Foreign currency hedging instruments from subsidiaries held for sale	1,786,471	-
Net liability position – total	(1,524,991)	(1,553,435)
Net (liability) asset position – income statement effect	(498,604)	186,306
Net liability position – equity effect from subsidiaries held for sale	(1,026,387)	(1,739,741)

b.2 Sensitivity analysis of assets and liabilities in foreign currency

For the base scenario, future market curves as of December 31, 2021 were used applied on the net position of the Company exposed to the currency risk, simulating the effects of appreciation and devaluation of the Real in the income statement, impacted by the average U.S. dollar of R$ 5.6514 on December 31,2021.

The table below shows the effects of exchange rate changes on the net liability position of R$ 1,524,991 in foreign currency as of December 31, 2021:

	Risk	Scenario
		Base
Income statement effect	Real devaluation	(25,230)
	Net effect	(25,230)
Income statement effect	Real appreciation	25,230
	Net effect	25,230

c. Interest rate risk

The Company and its subsidiaries adopt policies for borrowing and investing financial resources and for capital cost minimization. The financial investments of the Company and its subsidiaries are primarily held in transactions linked to the DI, as set forth in Note 5. Borrowings primarily relate to financing from Banco do Brasil, as well as debentures and borrowings in foreign currency, as shown in Note 17.

The Company attempts to maintain most of its financial interest assets and liabilities at floating rates.

c.1 Assets and liabilities exposed to floating interest rates

The financial assets and liabilities exposed to floating interest rates are demonstrated below:

	Note	12/31/2021	12/31/2020
DI
Cash equivalents	5.a	1,943,164	2,241,852
Financial investments	5.b	1,607,608	3,749,852
Loans and debentures	17.a	(4,855,517)	(6,947,362)
Liability position of foreign exchange hedging instruments – DI	33.g	(2,283,625)	(2,124,146)
Liability position of fixed interest instruments + IPCA – DI	33.g	(2,364,583)	(2,203,705)
Net liability position in DI		(5,952,953)	(5,283,509)
TJLP
Loans – TJLP	17.a	(326)	(29,803)
Net liability position in TJLP		(326)	(29,803)
LIBOR
Asset position of foreign exchange hedging instruments – LIBOR	33.g	279,047	260,958
Loans – LIBOR	17.a	(275,936)	(573,484)
Net liability position in LIBOR		3,111	(312,526)
Total net liability position exposed to floating interest		(5,950,168)	(5,625,838)

c.2 Sensitivity analysis of floating interest rate risk

For sensitivity analysis of floating interest rate risk, in December 31, 2021 the Company used the market curves of the reference indexes (DI, TJLP, LIBOR and SELIC) as a base scenario.

The tables below show the incremental expenses and income that would be recognized in finance income, if the market curves of floating interest at the base date were applied to the average balances of the current year, due to the effect of floating interest rate.

		12/31/2021
	Risk	Scenario
		Base
Exposure of interest rate risk
Interest effect on cash equivalents and financial	Increase in DI	153,160
Interest effect on debt in DI	Increase in DI	(360,652)
Interest rate hedging instruments (liabilities in DI) effect	Increase in DI	(221,157)
Incremental expenses		(428,649)
Interest effect on debt in TJLP	Increase in TJLP	(7)
Incremental expenses		(7)
Foreign exchange hedging instruments (assets in LIBOR) effect	Increase in LIBOR	11
Interest effect on debt in LIBOR	Increase in LIBOR	(94)
Incremental expenses		(83)

d. Credit risks

The financial instruments that would expose the Company and its subsidiaries to credit risks of the counterparty are basically represented by cash and bank deposits, financial investments, hedging instruments (see Note 5), and trade receivables (see Note 6).

d.1 Credit risk of financial institutions

Such risk results from the inability of financial institutions to comply with their financial obligations to the Company and its subsidiaries due to insolvency. The Company and its subsidiaries regularly conduct a credit review of the institutions with which they hold cash and cash equivalents, financial investments, and hedging instruments through various methodologies that assess liquidity, solvency, leverage, portfolio quality, etc. Cash and cash equivalents, financial investments, and hedging instruments are held only with institutions with a solid credit history, chosen for safety and soundness. The volume of cash and cash equivalents, financial investments, and hedging instruments are subject to maximum limits by each institution and, therefore, require diversification of counterparties.

d.2 Government credit risk

The Company's policy allows investments in government securities from countries classified as investment grade AAA or aaa by specialized credit rating agencies (S&P, Moody’s and Fitch) and in Brazilian government bonds. The volume of such financial investments is subject to maximum limits by each country and, therefore, requires diversification of counterparties.

The credit risk of financial institution and government of cash, cash equivalents and financial investments is summarized below:

	Fair value
Counterparty credit rating	12/31/2021	12/31/2020
AAA	3,606,000	8,190,428
AA	740,879	317,894
A	116,594	163,838
Total	4,463,473	8,672,160

d.3 Customer credit risk

The credit policy establishes the analysis of the profile of each new customer, individually, regarding their financial condition. The review carried out by the subsidiaries of the Company includes the evaluation of external ratings, when available, financial statements, credit bureau information, industry information and, when necessary, bank references. Credit limits are established for each customer and reviewed periodically, in a shorter period the greater the risk, depending on the approval of the responsible area in cases of sales that exceed these limits.

In monitoring credit risk, customers are grouped according to their credit characteristics and depending on the business the grouping takes into account, for example, whether they are natural or legal clients, whether they are wholesalers, resellers or final customers, considering also the geographic area.

The expected of credit losses are calculated by the expected loss approach based on the probability of default rates. Loss rates are calculated on the basis of the average probability of a receivable amount to advance through successive stages of default until full write-off. The probability of default calculation takes into account a credit risk score for each exposure, based on data considered to be capable of foreseeing the risk of loss (external classifications, audited financial statements, cash flow projections, customer information available in the press, for example), with addition of the credit assessment based on experience.

Such credit risks are managed by each business unit through specific criteria for acceptance of customers and their credit rating and are additionally mitigated by the diversification of sales. No single customer or group accounts for more than 10% of total revenue.

The subsidiaries of the Company request guarantees related to trade receivables and other receivables in specific situations to customers, but these guarantees don’t influence in the calculation of risk of loss.

The subsidiaries of the Company maintained the following loss allowance for expected credit losses balances on trade receivables:

	12/31/2021	12/31/2020
Ipiranga	422,542	447,389
Ultragaz	135,565	113,621
Oxiteno (*)	-	16,430
Extrafarma (*)	-	73
Ultracargo	1,526	1,594
Total	559,633	579,107

(*) On December 31, 2021 the balances were reclassified to assets of subsidiaries held for sale.

The table below presents information about credit risk exposure, resulting from the additions of the balances of trade receivables and reseller financing:

	12/31/2021			12/31/2020
	Weighted average rate of losses	Accounting balance	Provision for losses	Weighted average rate of losses	Accounting balance	Provision for losses
Current	0.6%	3,901,536	23,476	1.2%	3,751,067	44,091
less than 30 days	7.3%	109,284	8,005	2.2%	134,836	2,939
31-60 days	20.4%	57,545	11,746	8.2%	43,207	3,563
61-90 days	23.0%	39,177	9,016	10.9%	42,589	4,630
91-180 days	49.1%	50,588	24,818	36.8%	76,158	28,062
more than 180 days	57.5%	838,532	482,572	55.7%	890,756	495,822
		4,996,662	559,633		4,938,613	579,107

The information about loss allowance for expected credit losses balances by geographic area are as follows:

	12/31/2021	12/31/2020
Brazil	559,532	568,461
United States of America and Canada	3	1,146
Other Latin America countries	15	271
Europe	66	9,120
Others	17	109
	559,633	579,107

For more information about the allowance for loss allowance for expected credit losses, see Notes 6.a and 6.b.

d.4 Price risk

The Company and its subsidiaries are exposed to commodity price risk, due the fluctuation in prices for diesel and gasoline, among others. These products are traded on the stock exchange and are subjected to the impacts of macroeconomic and geopolitical factors outside the control of the Company and its subsidiaries.

To mitigate the risk of the fluctuation of diesel and gasoline prices, the Company and its subsidiaries permanently monitor the market, seeking to protection of price movements through hedge transactions for cargo purchased in the international market, used contracts of derivative for heating oil (diesel) and RBOB (gasoline) traded on the stock exchange.

The table below shows the positions of derivative financial instruments to hedge commodity price risk at December 31, 2021:

Derivative	Contract			Notional amount (m 3)		Notional amount (USD thousands)		Fair value (R$ thousands)
	Position	Product	Maturity	12/31/2021	12/31/2020	12/31/2021	12/31/2020	12/31/2021	12/31/2020
Term	Sold	Heating Oil	jan-22	167,255	108,429	103,148	42,399	2,269	(563)
Term	Sold	RBOB	jan-22	29,413	-	17,112	-	(967)	-
								1,302	(563)

e. Liquidity risk

The Company and its subsidiaries’ main sources of liquidity derive from (i) cash, cash equivalents, and financial investments, (ii) cash generated from operations and (iii) financing. The Company and its subsidiaries believe that these sources are sufficient to satisfy their current funding requirements, which include, but are not limited to, working capital, capital expenditures, amortization of debt, and payment of dividends.

The Company and its subsidiaries periodically examine opportunities for acquisitions and investments. They consider different types of investments, either directly, through joint ventures, or through associated companies, and finance such investments using cash generated from operations, debt financing, through capital increases, or through a combination of these methods.

The Company and its subsidiaries believe to have sufficient working capital, sources of financing and income from continuing operation to meet their current needs. The gross indebtedness due over the next twelve months totals R$ 3,605,377, including estimated interest on loans (for quantitative information, see Note 17.a). Furthermore, the business investments made in 2021 totaled R$ 1,883,839. On December 31, 2021, the Company and its subsidiaries had R$ 4,084,196 in cash, cash equivalents, and short-term financial investments (for quantitative information, see Note 5).

The table below presents a summary of financial liabilities as of December 31, 2021 by the Company and its subsidiaries, listed by maturity. The amounts disclosed in this table are the contractual undiscounted cash outflows, and, therefore, these amounts may be different from the amounts disclosed on the balance sheet.

Financial liabilities	Total	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years
Loans including future contractual interest (1) (2)	19,825,386	3,605,377	5,081,235	4,237,708	6,901,066
Currency and interest rate hedging instruments (3)	747,861	214,846	272,208	169,274	91,533
Trade payables	5,789,954	5,789,954	-	-	-
Leases payable	2,145,602	304,007	505,547	370,828	965,220

(1)	To calculate the estimated interest on loans some macroeconomic assumptions were used, including averaging for the period the following: (i) DI of 11.74% to 2022 and 10.32% to 2023; (ii) exchange rate of the Real against the U.S. dollar of R$ 5.75 in 2022, R$ 5.45 in 2023, R$ 5.10 in 2024 and R$ 4.90 as from 2025; (iii) TJLP of 6.08%; (iv) IPCA of 5.11% in 2022, 3.32% in 2023, 3.1% in 2024 and 3.0% as from 2025. (source: B3, Bulletin Focus and financial institutions).
(2)	Includes estimated interest payments on short-term and long-term loans until the payment date.
(3)	The currency and interest rate hedging instruments were estimated based on projected U.S dollar futures contracts and the futures curves of DI x prefixed rate and DI x IPCA contracts quoted on B3 on December 31, 2021 and on the futures curve of LIBOR (ICE – Intercontinental Exchange) and commodities heating oil contracts quoted on New York Mercantile Exchange (“NYMEX”) on December 31, 2021. In the table above, only the hedging instruments with negative results at the time of settlement were considered.

f. Capital management

The Company manages its capital structure based on indicators and benchmarks. The key performance indicators related to the capital structure management are the weighted average cost of capital, net debt / EBITDA, interest coverage, and indebtedness / equity ratios. Net debt is composed of cash, cash equivalents, and financial investments (see Note 5) and loans, including debentures (see Note 17). The Company can change its capital structure depending on the economic and financial conditions, in order to optimize its financial leverage and capital management. The Company seeks to improve its return on invested capital by implementing efficient working capital management and a selective investment program.

g. Selection and use of financial instruments

In selecting financial investments and hedging instruments, an analysis is conducted to estimate rates of return, risks involved, liquidity, calculation methodology for the carrying value and fair value, and a review is conducted of any documentation applicable to the financial instruments. The financial instruments used to manage the financial resources of the Company and its subsidiaries are intended to preserve value and liquidity.

The Policy contemplates the use of derivative financial instruments only to cover identified risks and in amounts consistent with the risk (limited to 100% of the identified risk). The risks identified in the Policy are described in the above sections and are subject to risk management. In accordance with the Policy, the Company and its subsidiaries can use forward contracts, Swaps, options, and futures contracts to manage identified risks. Leveraged derivative instruments are not permitted. Because the use of derivative financial instruments is limited to the coverage of identified risks, the Company and its subsidiaries use the term “hedging instruments” to refer to derivative financial instruments.

The table below summarizes the position of hedging instruments entered by the Company and its subsidiaries:

Designated as hedge accounting

Product	Hedged object	Rates agreement		Maturity	Note	Notional amount [1]		Fair value
		Assets	Liabilities			12/31/2021	12/31/2020	12/31/2021	12/31/2020
Foreign exchange swap	Debt	USD + 4.65%	104.87% DI	sep-23	33.h.1	USD 125,000	USD 185,000	212,510	298,889
Foreign exchange swap	Debt	USD + LIBOR-3M + 1.14%	105.00% DI	jun-22	33.h.1	USD 50,000	USD 50,000	109,332	94,782
Interest rate swap	Debt	4.59% + IPCA	102.00% DI	sep-28	33.h.1	R$ 2,266,054	R$ 806,054	166,468	203,837
Interest rate swap	Debt	6.47%	99.94% DI	nov-24	33.h.1	R$ 90,000	R$ 90,000	(9,044)	3,498
Term	Firm commitments	BRL	Heating Oil	jan-22	33.h.1	USD 120,260	USD 42,399	1,302	(563)
NDF	Firm commitments	BRL	USD	jan-22	33.h.1	USD 68,361	USD 23,124	5,702	(733)
								486,270	599,710

Not designated as hedge accounting

Product	Hedged object	Rates agreement		Maturity	Notional amount [1]		Fair value
		Assets	Liabilities		12/31/2021	12/31/2020	12/31/2021	12/31/2020
Foreign exchange swap	Debt	USD + 0.18%	55.5% DI	-	-	USD 320,000	-	300,000519,260
NDF	Firm commitments	USD	BRL	jun-22	USD 625,762	USD 378,550	3,463	(112,152)
Interest rate swap	Debt	2.67%	100% DI	-	-	R$ 1,300,000	-	(5)
Interest rate swap	Debt	5.25%	DI - 1.36%	jun-29	USD 300,000	-	(126,752)	-
							(123,289)	407,103

(1) Currency as indicated.

All transactions mentioned above were properly registered with CETIP S.A.

h. Hedge accounting

The Company and its subsidiaries use derivative and non-derivative financial instruments for hedging purposes and test, throughout the duration of the hedge, their effectiveness, as well as the changes in their fair value.

h.1 Fair value hedge

The Company and its subsidiaries designate as fair value hedges certain financial instruments used to offset the variations in interest and exchange rates, which are based on the market value of financing contracted in Brazilian Reais and U.S. dollars.

The foreign exchange hedging instruments designated as fair value hedge are:

In thousands, except the DI %	12/31/2021	12/31/2020
Notional amount – US$	175,000	235,000
Result of hedging instruments – gain/(loss) – R$	21,812	574,378
Fair value adjustment of debt – R$	47,064	(13,131)
Finance expense in the statements of profit or loss – R$	(105,059)	(597,735)
Average effective cost – DI %	104.9	104.1

For more information, see Note 17.c.1.

The interest rate hedging instruments designated as fair value hedge are:

In thousands, except the DI %	12/31/2021	12/31/2020
Notional amount – US$	2,226,054	806,054
Result of hedging instruments – gain/(loss) – R$	(17,922)	67,446
Fair value adjustment of debt – R$	166,374	(18,446)
Finance expense in the statements of profit or loss – R$	(245,710)	(99,555)
Average effective cost – DI %	102.0	95.8

For more information, see Notes 17.f.2, 17.f.4, 17.f.6, 17.f.8, 17.f.9 and f.10.

In thousands, except the DI %	12/31/2021	12/31/2020
Notional amount – US$	90,000	90,000
Result of hedging instruments – gain/(loss) – R$	(10,088)	6,528
Fair value adjustment of debt – R$	11,756	3,250
Finance expense in the statements of profit or loss – R$	(5,914)	(8,968)
Average effective cost – DI %	99.9	99.9

For more information, see Note 17.f.7.

The foreign exchange hedging instruments and commodities designated as fair value hedge are as described below and are concentrated in subsidiary IPP. The purpose of this relationship is to transform the cost of the imported product from fixed to variable until the moment of blend the fuel, as occurs with the price practiced in its sales. The IPP realizes these operations with over-the-counter derivatives that are designated in a hedge accounting relationship, as a fair value hedge in an amount equivalent to the inventories of imported product.

In thousands	12/31/2021	12/31/2020
Notional amount – US$	188,621	65,523
Result of hedging instruments – gain/(loss) – R$	(129,670)	(87,448)
Fair value adjustment of inventories – R$	(4,352)	18,468

h.2 Cash flow hedge

The Company and its subsidiaries designate, as cash flow hedge for protection against variations arising from exchange rate changes, derivative financial instruments to hedge firm commitments and non-derivative financial instruments to hedge highly probable future transactions.

On December 31, 2021, the notional amount of foreign exchange hedging instruments for highly probable future transactions designated as cash flow hedge, related to notes in the foreign market totaled US$ 386,787 (US$ 468,215 on December 31, 2020). On December 31, 2021, the unrealized gain of “Other comprehensive income” is R$ 7,880 (loss of R$ 315,403 on December 31, 2020), net of deferred IRPJ and CSLL. The impacts and balances of cash flow hedge are recognized at Oxiteno, a group company that was reclassified as held for sale and discontinued operations.

h.3 Net investment hedge in foreign entities

The Company and its subsidiaries designate, as net investment hedge in foreign entities, notes in the foreign market, for hedging net investment in foreign entities, to offset changes in exchange rates.

On December 31, 2021 the balance of foreign exchange hedging instruments designated as net investments hedge in foreign entities, related to part of the investments made in entities which functional currency is other than the Brazilian Real, totaled US$ 95,000 (US$ 95,000 on December 31, 2020), being recognized a loss in “Other comprehensive income” of R$ 24,064 on December 31, 2021 (loss of R$ 73,108 on December 31, 2020), net of deferred income and social contribution taxes. The effects of exchange variation on investments and notes in the foreign market were offset in shareholders' equity.

The impacts and balances of net investments hedge in foreign are recognized at Oxiteno, a group company that was reclassified as held for sale and discontinued operations

i. Gains (losses) on hedging instruments

The following tables summarize the value of gains (losses) recognized, which affected the equity of the Company and its subsidiaries:

	12/31/2021
	Profit (loss)	Equity
a – Currency swaps receivable in U.S. dollars (i) and (ii) and commodities	(205,680)	-
b – Interest rate swaps in R$ (iii)	(101,488)	-
c – Non-derivative financial instruments (iv)	21,547	(753,655)
Total	(285,621)	(753,655)

	12/31/2020
	Profit (loss)	Equity
a – Currency swaps receivable in U.S. dollars (i) and (ii) and commodities	497,210	-
b – Currency swaps payable in U.S. dollars (ii)	(330,999)	80
c – Interest rate swaps in R$ (iii)	58,131	-
d – Non-derivative financial instruments (iv)	(919,219)	(737,471)
Total	(694,877)	(737,391)

	12/31/2019
	Profit or loss	Equity
a – Currency swaps receivable in U.S. dollars (i) and (ii) and commodities	230,000	-
b – Currency swaps payable in U.S. dollars (ii)	(1,667)	(80)
c – Interest rate swaps in R$ (iii)	(4,035)	-
d – Non-derivative financial instruments (iv)	(262,098)	(348,959)
Total	(37,800)	(349,039)

(i)	Does not consider the effect of exchange rate variation of exchange Swaps receivable in U.S. dollars when this effect is offset in the gain or loss of the hedged item (debt/firm commitments).
(ii)	Considers the designation effect of foreign exchange hedging.
(iii)	Considers the designation effect of interest rate hedging in Brazilian Reais; and
(iv)	Considers the results of notes in the foreign market (for more information see Note 17.b).

j. Fair value of financial instruments

The fair values and the carrying values of the financial instruments, including currency and interest rate hedging instruments, are stated below:

			12/31/2021		12/31/2020
	Category	Note	Carrying value	Fair value	Carrying value	Fair value
Financial assets:
Cash and cash equivalents
Cash and bank	Measured at amortized cost	5.a	334,547	334,547	405,081	405,081
Financial investments in local currency	Measured at fair value through other comprehensive income	5.a	1,943,164	1,943,164	2,241,852	2,241,852
Financial investments in foreign currency	Measured at fair value through profit or loss	5.a	2,363	2,363	14,561	14,561
Financial investments:
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	5.b	1,607,608	1,607,608	3,643,286	3,643,286
Fixed-income securities and funds in local currency	Measured at fair value through other comprehensive income	5.b	-	-	31,315	31,315
Fixed-income securities (guarantee of loans)	Measured at amortized cost	5.b	-	-	75,251	75,251
Fixed-income securities and funds in foreign currency	Measured at fair value through other comprehensive income	5.b	103,239	103,239	1,278,940	1,278,940
Currency and interest rate hedging and commodities instruments	Measured at fair value through profit or loss	5.b	472,552	472,552	981,874	981,874
Trade Receivables	Measured at amortized cost	6.a	3,438,995	3,367,012	3,391,122	3,369,766
Reseller Financing	Measured at amortized cost	6.b	998,034	992,359	968,384	965,645
Total			8,900,502	8,822,844	13,031,666	13,007,571
Financial liabilities:
Financing	Measured at fair value through profit or loss	17.a	1,011,374	1,011,374	1,308,928	1,308,928
Financing	Measured at amortized cost	17.a	8,082,323	8,380,088	9,406,013	10,186,947
Debentures	Measured at amortized cost	17.a	4,599,525	4,529,439	5,450,751	5,363,621
Debentures	Measured at fair value through profit or loss	17.a	2,487,244	2,487,244	1,093,365	1,093,365
Leases payable	Measured at amortized cost	14	1,348,311	1,348,311	1,833,288	1,833,288
Commodities, currency and interest rate hedging instruments	Measured at fair value through profit or loss	17.a	197,177	197,177	117,159	117,159
Trade payables	Measured at amortized cost	18	5,789,954	5,727,724	4,040,652	4,008,457
Subscription warrants – indemnification	Measured at fair value through profit or loss	25	51,296	51,296	86,439	86,439
Total			23,567,204	23,732,653	23,336,595	23,998,204

The fair value of financial instruments, including currency and interest hedging instruments, was determined as follows:

  The fair value of cash and bank deposit balances are identical to their carrying values.

  Financial investments in investment funds are valued at the value of the fund unit as of the date of the financial statements, which corresponds to their fair value.

  Financial investments in CDBs (Bank Certificates of Deposit) and similar investments offer daily liquidity through repurchase at the “yield curve” and the Company calculates their fair value through methodologies commonly used for mark to the market.

  The fair value of trade receivables and trade payables are approximate to their carrying values and the Company calculates its fair value through methodologies commonly used in the market.

  The subscription warrants – indemnification was measured based on the share price of Ultrapar (UGPA3) at the financial statements date and are adjusted to the Company’s dividend yield, since the exercise was only possible from 2020 onwards and they were not entitled to dividends until then. The number of shares of subscription warrants – indemnification was also adjusted according to the changes in the amounts of provision for tax, civil, and labor risks and contingent liabilities related to the period prior to January 31, 2014 (see Note 25).

  The fair value calculation of notes in the foreign market is based on the quoted price in an active market (see Note 17.b).

The fair value of other financial investments, financing and leases payable was determined using calculation methodologies commonly used for fair value reporting, which consist of calculating future cash flows associated with each instrument adopted and adjusting them to present value at the market rates as of the date of the financial statements. For some cases where there is no active market for the financial instrument, the Company and its subsidiaries can use quotes provided by the transaction counterparties.

The interpretation of market information and the choice of calculation methodologies for the fair value requires considerable judgment and estimates to obtain a value deemed appropriate to each situation. Consequently, the estimates presented do not necessary indicate the amounts that may be realizable.

Financial instruments were classified as financial assets or liabilities measured at amortized cost, except (i) all exchange rate and interest rate hedging instruments, which are measured at fair value through profit or loss, financial investments classified as measured at fair value through profit or loss and financial investments that are classified as measured at fair value through other comprehensive income (see Note 5.b), (ii) loans and financing measured at fair value through profit or loss (see Note 17.a), (iii) guarantees to customers that have vendor arrangements (see Note 17.i), which are measured at fair value through profit or loss, and (iv) subscription warrants – indemnification, which are measured at fair value through profit or loss (see Note 25). Cash, banks, trade receivables and reseller financing are classified as measured at amortized cost. Trade payables, leases payable and other payables are classified as financial liabilities measured at amortized cost.

j.1 Fair value hierarchy of financial instruments

The financial instruments are classified in the following categories:

(a) Level 1 – prices negotiated (without adjustment) in active markets for identical assets or liabilities;

(b) Level 2 – inputs other than prices negotiated in active markets included in Level 1 and observable for the asset or liability, either directly (as prices) or indirectly (derived from prices).

The table below shows the categories of the financial assets and financial liabilities:

	Category	Note	12/31/2021	Level 1	Level 2
Financial assets:
Cash and cash equivalents
Cash and bank	Measured at amortized cost	5.a	334,547	-	-
Financial investments in local currency	Measured at fair value through other comprehensive income	5.a	1,943,164	-	1,943,164
Financial investments in foreign currency	Measured at fair value through profit or loss	5.a	2,363	2,363	-
Financial investments:
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	5.b	1,607,608	1,607,608	-
Fixed-income securities and funds in foreign currency	Measured at fair value through other comprehensive income	5.b	103,239	-	103,239
Currency and interest rate hedging and commodities instruments	Measured at fair value through profit or loss	5.b	472,552	-	472,552
Trade Receivables	Measured at amortized cost	6.a	3,367,012	-	-
Reseller Financing	Measured at amortized cost	6.b	992,359	-	-
Total			8,822,844
Financial liabilities:
Financing	Measured at fair value through profit or loss	17.a	1,011,374	-	1,011,374
Financing	Measured at amortized cost	17.a	8,380,088	-	-
Debentures	Measured at amortized cost	17.a	4,529,439	-	-
Debentures	Measured at fair value through profit or loss	17.a	2,487,244	-	2,487,244
Leases payable	Measured at amortized cost	14	1,348,311	-	-
Commodities, currency and interest rate hedging instruments	Measured at fair value through profit or loss	17.a	197,177	-	197,177
Trade payables	Measured at amortized cost	18	5,727,724	-	-
Subscription warrants – indemnification (1)	Measured at fair value through profit or loss	25	51,296	-	51,296
Total			23,732,653

	Category	Note	12/31/2020	Level 1	Level 2
Financial assets:
Cash and cash equivalents
Cash and bank	Measured at amortized cost	5.a	405,081	-	-
Financial investments in local currency	Measured at fair value through other comprehensive income	5.a	2,241,852	-	2,241,852
Financial investments in foreign currency	Measured at fair value through profit or loss	5.a	14,561	14,561	-
Financial investments:
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	5.b	3,643,286	3,643,286	-
Fixed-income securities and funds in local currency	Measured at fair value through other comprehensive income	5.b	31,315	-	31,315
Fixed-income securities (guarantee of loans)	Measured at amortized cost	5.b	75,251	-	-
Fixed-income securities and funds in foreign currency	Measured at fair value through other comprehensive income	5.b	1,278,940	30,245	1,248,695
Currency and interest rate hedging and commodities instruments	Measured at fair value through profit or loss	5.b	981,874	-	981,874
Trade Receivables	Measured at amortized cost	6.a	3,369,766	-	-
Reseller Financing	Measured at amortized cost	6.b	965,645	-	-
Total			13,007,571
Financial liabilities:
Financing	Measured at fair value through profit or loss	17.a	1,308,928	-	1,308,928
Financing	Measured at amortized cost	17.a	10,186,947	-	-
Debentures	Measured at amortized cost	17.a	5,363,621	-	-
Debentures	Measured at fair value through profit or loss	17.a	1,093,365	-	1,093,365
Leases payable	Measured at amortized cost	14	1,833,288	-	-
Commodities, currency and interest rate hedging instruments	Measured at fair value through profit or loss	17.a	117,159	-	117,159
Trade payables	Measured at amortized cost	18	4,008,457	-	-
Subscription warrants – indemnification (1)	Measured at fair value through profit or loss	25	86,439	-	86,439
Total			23,998,204
(1)	Refers to subscription warrants issued by the Company in the Extrafarma acquisition.

k. Sensitivity analysis of derivative financial instruments

The Company and its subsidiaries use derivative financial instruments only to hedge against identified risks and in amounts consistent with the risk (limited to 100% of the identified risk). Thus, for purposes of sensitivity analysis of market risks associated with financial instruments,  the Company analyzes the hedging instrument and the hedged item together, as shown on the charts below.

For the sensitivity analysis of foreign exchange hedging instruments as of December 31, 2021, management adopted as a base scenario the Real/U.S. dollar exchange rates at maturity of each swap, projected by U.S dollar futures contracts quoted on B3. As a reference, the exchange rate for the last maturity of foreign exchange hedging instruments is R$ 10.25 (R$ 8.23 as of December 31, 2020) in the base scenario.

Based on the balances of the hedging instruments and hedged items as of December 31, 2021, the exchange rates were replaced, and the changes between the new balance in Brazilian Reais and the original balance in Brazilian Reais were calculated in each of the scenarios. The table below shows the change in the values of the main derivative instruments and their hedged items, considering the changes in the exchange rate in the different scenarios:

12/31/2021	Risk	Scenario Base
Currency swaps receivable in U.S. dollars
(1) U.S. Dollar / Real swaps	Dollar appreciation	137,304
(2) Debts / firm commitments in dollars		(137,301)
(1)+(2)	Net effect in result	3
Currency swaps payable in U.S. dollars
(3) Real / U.S. Dollar swaps	Dollar devaluation	49,935,747
(4) Gross margin of Oxiteno/Ipiranga		(49,935,747)
(3)+(4)	Net effect in result	-
Cash Flow Hedge
(1) Cash Flow Hedge	Dollar devaluation	528,360
(2) Debts		(528,360)
(1)+(2)	Net effect in equity	-
Net Investment hedge in foreign entities
(1) Net Investment Hedge	Dollar devaluation	252,423
(2) Debts		(252,423)
(1)+(2)	Net effect in equity	-

For sensitivity analysis of hedging instruments for interest rates in Brazilian Reais as of December 31, 2021, the Company used the futures curve of the DI x Pre contract quoted on B3 as of December 31, 2021 for each of the swap and debt (hedged item) maturities, to determine the base scenario.

Based on the scenarios of interest rates in Brazilian Reais, the Company estimated the values of its debt and hedging instruments according to the risk which is being hedged (variations in the pre-fixed interest rates in Brazilian Reais), by projecting them to future value at the contracted rates and bringing them to present value at the interest rates of the estimated scenarios. The results are shown in the table below:

12/31/2021	Risk	Scenario Base
Interest rate swap (Real) – Debentures - CRA
(1) Fixed rate swap - DI	Decrease in Pre-fixed rate	(20,053,149)
(2) Fixed rate debt		20,053,149
(1)+(2)	Net effect in result	-